EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
EARNINGS PER SHARE

18.   EARNINGS PER SHARE

	Years ended December 31,
	2025 $	2024 $
Basic:
Net income from continuing operations attributable to Fortuna shareholders	269,714	84,493
Net income attributable to Fortuna shareholders	287,469	128,735

Weighted average number of shares (000's)	306,862	308,885
Earnings per share from continuing operations - basic	0.88	0.27
Earnings per share - basic	0.94	0.42

	Years ended December 31,
	2025 $	2024 $
Diluted:
Net income from continuing operations attributable to Fortuna shareholders	269,714	84,493
Add: finance costs on convertible debt, net of tax (1)	14,847	–
Diluted net income from continuing operations for the period	284,561	84,493
Net income attributable to Fortuna shareholders	287,469	128,735
Add: finance costs on convertible debt, net of tax (1)	14,847	–
Diluted net income for the period	302,316	128,735

Weighted average number of shares (000's)	306,862	308,885
Incremental shares from dilutive potential shares	28,034	1,862
Weighted average diluted number of shares (000's)	334,896	310,747
Earnings per share from continuing operations - diluted	0.85	0.27
Earnings per share - diluted	0.90	0.41
(1)	For the year ended December 31, 2025, finance costs on convertible debt are net of tax of $nil.

The incremental shares from dilutive potential shares primarily consist of share units and, for the year ended December 31, 2025, potential common shares issuable on conversion of the 2024 Convertible Notes. For the year ended December 31, 2025, an aggregate of nil potential common shares (December 31, 2024 - 26,172,045) issuable on conversion of the 2024 Convertible Notes were excluded from the diluted earnings per share calculation as their effect would have been anti-dilutive.